Exploration and Evaluation Assets - Table (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Acquisition costs:
Balance, beginning of period	$ 24,876,035	$ 22,027,088
Acquisition of property	6,826,222	4,843,476
Effect of movement in foreign exchange rates	987,495	(1,994,529)
Balance, period end	32,689,752	24,876,035
Exploration Costs:
Balance, beginning period	6,714,159	6,921,260
Other exploration costs	1,457,061	419,610
Effect of movement in foreign exchange rates	266,529	(626,711)
Balance, period end	8,437,749	6,714,159
Balance	41,127,501	31,590,194
California property [member]
Acquisition costs:
Balance, beginning of period	12,768,549	9,753,766
Acquisition of property	5,183,941	3,897,975
Effect of movement in foreign exchange rates	506,868	(883,192)
Balance, period end	18,459,358	12,768,549
Exploration Costs:
Balance, beginning period	4,153,051	4,554,718
Other exploration costs	14,820	10,757
Effect of movement in foreign exchange rates	164,861	(412,424)
Balance, period end	4,332,732	4,153,051
Balance	22,792,090	16,921,600
Arkansas property [member]
Acquisition costs:
Balance, beginning of period	12,107,486	12,273,322
Acquisition of property	1,642,281	945,501
Effect of movement in foreign exchange rates	480,627	(1,111,337)
Balance, period end	14,230,394	12,107,486
Exploration Costs:
Balance, beginning period	2,561,108	2,366,542
Other exploration costs	1,442,241	408,853
Effect of movement in foreign exchange rates	101,668	(214,287)
Balance, period end	4,105,017	2,561,108
Balance	$ 18,335,411	$ 14,668,594